Document And Entity Information	Mar. 25, 2020
Document Information Line Items
Entity Registrant Name	PFIZER INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000078003
Document Period End Date	Mar. 25, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	235 East 42nd Street
Entity Address, Postal Zip Code	10017
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	PFE
Title of 12(b) Security	Common Stock, $.05 par value
Security Exchange Name	NYSE
0.250% Notes due 2022 [Member]
Document Information Line Items
Trading Symbol	PFE22
Title of 12(b) Security	0.250% Notes due 2022
Security Exchange Name	NYSE
1.000% Notes due 2027 [Member]
Document Information Line Items
Trading Symbol	PFE27
Title of 12(b) Security	1.000% Notes due 2027
Security Exchange Name	NYSE